PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 29, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 97.7%
Biotechnology 34.1%
AbbVie, Inc.	670,240	$117,995,752
Apellis Pharmaceuticals, Inc.*(a)	1,154,079	71,518,276
Arcutis Biotherapeutics, Inc.*	3,389,514	34,844,204
Argenx SE (Netherlands), ADR*	128,436	48,806,964
Biohaven Ltd.*	121,003	5,825,084
Cabaletta Bio, Inc.*	391,819	8,964,819
Celldex Therapeutics, Inc.*	128,848	6,192,435
Crinetics Pharmaceuticals, Inc.*	674,789	27,625,862
Disc Medicine, Inc.*	98,557	6,767,909
Dyne Therapeutics, Inc.*	662,251	17,814,552
Ideaya Biosciences, Inc.*	122,641	5,482,053
Krystal Biotech, Inc.*	171,917	27,415,604
Kymera Therapeutics, Inc.*	224,924	9,604,255
Kyverna Therapeutics, Inc.*	275,235	7,478,135
Neurocrine Biosciences, Inc.*	215,339	28,080,206
Newamsterdam Pharma Co. NV (Netherlands)*	356,147	8,134,397
Regeneron Pharmaceuticals, Inc.*	18,613	17,981,833
Savara, Inc.*(a)	5,583,192	28,195,120
Tourmaline Bio, Inc.	347,498	13,489,872
Vaxcyte, Inc.*	354,972	26,204,033
Vera Therapeutics, Inc.*	41,859	1,970,722
Vertex Pharmaceuticals, Inc.*	186,175	78,331,269
Xenon Pharmaceuticals, Inc. (Canada)*	326,932	15,431,190
		614,154,546
Health Care Services 3.3%
Cigna Group (The)	175,255	58,910,216
Health Care Equipment 15.1%
Baxter International, Inc.	310,858	12,720,309
Becton, Dickinson & Co.	235,363	55,439,755
Boston Scientific Corp.*	812,823	53,817,011
CONMED Corp.	67,686	5,436,539
GE HealthCare Technologies, Inc.	129,278	11,800,496
Hologic, Inc.*	226,582	16,721,752
Inmode Ltd.*	431,445	9,491,790
Intuitive Surgical, Inc.*	131,457	50,689,819
Stryker Corp.	141,551	49,411,208
Tandem Diabetes Care, Inc.*	276,589	7,365,565
		272,894,244

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 29, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Supplies 2.5%
Align Technology, Inc.*	39,738	$12,017,566
Cooper Cos., Inc. (The)	264,820	24,787,152
DENTSPLY SIRONA, Inc.	245,077	8,009,116
		44,813,834
Life Sciences Tools & Services 6.3%
Avantor, Inc.*	398,848	9,827,615
Illumina, Inc.*	93,893	13,129,058
Lonza Group AG (Switzerland)	50,602	26,412,056
QIAGEN NV*	691,388	29,584,493
Thermo Fisher Scientific, Inc.	60,254	34,355,626
		113,308,848
Managed Health Care 6.8%
Centene Corp.*	217,505	17,058,917
Humana, Inc.	69,810	24,455,839
UnitedHealth Group, Inc.	162,333	80,127,569
		121,642,325
Pharmaceuticals 29.6%
Alto Neuroscience, Inc.*(a)	242,313	3,731,620
AstraZeneca PLC (United Kingdom), ADR(a)	744,857	47,790,025
Eli Lilly & Co.	275,727	207,809,926
EyePoint Pharmaceuticals, Inc.*	548,182	14,916,032
Longboard Pharmaceuticals, Inc.*	338,184	7,500,921
Marinus Pharmaceuticals, Inc.*	1,726,388	16,400,686
Merck & Co., Inc.	1,053,033	133,893,146
Novo Nordisk A/S (Denmark), ADR	617,477	73,955,220
Phathom Pharmaceuticals, Inc.*	506,353	5,417,977
Tarsus Pharmaceuticals, Inc.*	248,855	9,511,238
Verona Pharma PLC (United Kingdom), ADR*(a)	699,240	12,040,913
		532,967,704

Total Common Stocks (cost $1,116,490,721)		1,758,691,717

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 29, 2024 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., Private Placement, expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f) (cost $116,418)	44,776	$0

Total Long-Term Investments (cost $1,116,607,139)		1,758,691,717

	Shares
Short-Term Investments 2.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)	24,885,289	24,885,289
PGIM Institutional Money Market Fund (7-day effective yield 5.683%) (cost $21,928,480; includes $21,861,731 of cash collateral for securities on loan)(b)(wb)	21,955,137	21,946,355

Total Short-Term Investments (cost $46,813,769)		46,831,644

TOTAL INVESTMENTS 100.3% (cost $1,163,420,908)		1,805,523,361
Liabilities in excess of other assets (0.3)%		(4,793,371)

Net Assets 100.0%		$1,800,729,990

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,243,363; cash collateral of $21,861,731 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $116,418. The aggregate value of $0 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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